Option and Stock Issuance Plans (Details) - Vaso Corporation and Subsidaries [Member] - shares	12 Months Ended
	Dec. 31, 2023	May 31, 2023	Dec. 31, 2022	Jun. 15, 2016	Oct. 30, 2013
Option and Stock Issuance Plans [Line Items]
Common stock issued	185,627,383	15,000,000	185,435,965	7,500,000	7,500,000
Shares forfeited	759,120
Withheld for withholding taxes	3,540
Common stock issued granted	225,000
Remaining authorized shares of common stock	54,317,575
2016 Plan [Member]
Option and Stock Issuance Plans [Line Items]
Withheld for withholding taxes	21,709